Cover	Aug. 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2022
Entity File Number	001-440519
Entity Registrant Name	Golden Path Acquisition Corporation.
Entity Central Index Key	0001841209
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	100 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(917)
Local Phone Number	267-4569
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	GPCO
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth (1/10) of one ordinary share
Title of 12(b) Security	Rights, each to receive one-tenth (1/10) of one ordinary share
Trading Symbol	GPCOR
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one-half ordinary share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half ordinary share
Trading Symbol	GPCOW
Security Exchange Name	NASDAQ